M O N A R C H F U N D S
--------------------------------------
--------------------------------------

Treasury Cash Fund
Government Cash Fund
Cash Fund
                                 ANNUAL REPORT
                                August 31, 1997
--------------------------------------------------------------------------------
Dear Shareholders:

The management of Monarch Funds and I are pleased to present our 1997 annual report to shareholders for the year ended August 31, 1997. We ended the year with combined assets of nearly $800 million--a new high. We are also pleased to announce that Government Cash Fund, our oldest Fund and our performance leader, will mark its 5th anniversary at the end of October. For the twelve months ended August 31, 1997, Government Cash Fund/Universal Shares had the second highest total return out of 161 funds in the Government-Only Institutions-Only category tracked by IBC Financial Data, Inc.'s MONEY FUND REPORT AVERAGES-TM-. However, past performance is no guarantee of future results.

Over the past six months, Investor Shares assets in Treasury Cash Fund and Cash Fund have almost doubled to more than $100 million. Monarch Funds began offering Investor Shares in late 1995 with lower investment minimums and checkwriting privileges to provide an investment option to a broader range of investors. Of course, we continue to offer Universal and Institutional Shares which are designed and customized for the needs of the business community.

The management of Monarch Funds and I wish to thank you for your continued confidence and support as we begin our 6th year. We remain committed to bringing you excellent performance and service on top of prudent management designed to maintain your $1.00 share price. We hope that you will find the following detailed statements of the Funds' holdings and financial condition informative. We invite you to call us with your questions or comments at (800) 754-8757.

                                         Sincerely,

                                              [SIGNATURE]
                                         John Y. Keffer
                                         Chairman
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS
---------------------------------------------------------
Portfolio Manager's Report....................          2
Independent Auditors' Report..................          3
Statements of Assets and Liabilities..........          4
Statements of Operations......................          5
Statements of Changes in Net Assets...........          6
Financial Highlights..........................          7
Notes to Financial Statements.................          8
FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)
---------------------------------------------------------
Independent Auditors' Report..................         12
Schedules of Investments......................         13
Statements of Assets and Liabilities..........         16
Statements of Operations......................         17
Statements of Changes in Net Assets...........         18
Notes to Financial Statements.................         19
Supplementary Information.....................         21

--------------------------------------------------------------------------------

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS.

MONARCH FUNDS
--------------------------------------------------------------------------------

AN INTERVIEW WITH ANTHONY R. FISCHER, JR.--PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Mr. Fischer, President of Linden Asset Management, Inc., has been portfolio manager of the Funds since their inception.

Q. How have general economic conditions affected Fund yields during the last twelve months?

A. The economy has grown rapidly over the past year, but with a low rate of inflation. This has allowed the Federal Reserve to maintain a steady interest rate policy which, in turn, has allowed our Funds to deliver high, stable yields.

Q. Has the reduction in the federal deficit had any impact on the Funds?

A. The U.S. Treasury recently reduced the size of its Treasury Bill auctions, and this has put downward pressure on their yields. Since we buy U.S. Treasury Bills for Treasury Cash Portfolio, this has had a negative impact on that Fund's performance. It has also created downward pressure on general short-term interest rates for other government securities.

Q. What does the average maturity of a Portfolio indicate? How have the average maturities of the Portfolios changed over the year?

A. A Portfolio's average maturity reflects its portfolio manager's view on the future direction of interest rates. A portfolio manager is likely to extend average maturities if he predicts stable or lower interest rates. Conversely, a portfolio manager will shorten average maturities if he thinks that interest rates will go higher. We have kept the average maturities of the Portfolios relatively short in anticipation that the Federal Reserve will raise rates one or two more times in this economic cycle.

Q. Describe your overall investment strategy.

A. I look to maximize the yield for our Funds while minimizing both credit and interest rate risks.

Q. How would you rate the credit quality of Cash Portfolio?

A. Cash Portfolio holds a high percentage of government agency paper as well as the highest rated commercial paper issuers. As a matter of policy, we purchase only the highest rated issuers.

Q. What is your outlook for the Funds?

A. Assuming that the economy continues its strong growth, it is likely that the Federal Reserve will increase the Federal Funds Rate by 25 to 50 basis points over the next year. We are keeping the average maturities of the Portfolios short to take advantage of these increases. We also believe that extending maturities now produces limited, if any, short-term benefit. On a different note, we have noticed that there has been a greater acceptance of the Funds by both new and existing customers, and we look for a 30% increase in the size of the Funds over the next year.

The opinions expressed in this interview reflect those of the portfolio manager only through August 31, 1997. The manger's opinions are subject to change at any time based on the money market securities market and other conditions. The composition and holdings of the Portfolios are subject to change.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Monarch Funds

We have audited the accompanying statements of assets and liabilities of Treasury Cash Fund, Government Cash Fund, and Cash Fund, series of Monarch Funds (the Funds), as of August 31, 1997, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period ended August 31, 1997, and the period ended August 31, 1993. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Fund, Government Cash Fund, and Cash Fund, as of August 31, 1997, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period ended August 31, 1997, and the period ended August 31, 1993, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Boston, Massachusetts
October 3, 1997

MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1997
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                       FUND            FUND             FUND
                                                                   -------------  ---------------  --------------
ASSETS:
  Investment in Portfolios of Core Trust (Delaware) at value
    (a)..........................................................  $  71,102,520   $ 476,768,745   $  247,361,832
                                                                   -------------  ---------------  --------------
LIABILITIES:
  Dividends payable..............................................        123,596       1,023,923          274,728
  Payable to related parties (Note 3)............................             --          10,466            9,192
  Accrued expenses...............................................         30,651         167,621          103,423
                                                                   -------------  ---------------  --------------
Total Liabilities................................................        154,247       1,202,010          387,343
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  70,948,273   $ 475,566,735   $  246,974,489
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------
COMPONENTS OF NET ASSETS:
  Paid in capital................................................  $  70,942,359   $ 475,629,509   $  246,993,988
  Undistributed (distribution in excess of)
    net investment income........................................          3,473         (34,793)              --
  Accumulated net realized gain (loss)...........................          2,441         (27,981)         (19,499)
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  70,948,273   $ 475,566,735   $  246,974,489
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------
NET ASSETS BY CLASS OF SHARES:
  Universal Shares...............................................  $          --   $ 230,410,016   $   18,452,878
  Institutional Shares...........................................     40,830,514     245,156,719      152,041,478
  Investor Shares................................................     30,117,759              --       76,480,133
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  70,948,273   $ 475,566,735   $  246,974,489
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------
SHARES OF BENEFICIAL INTEREST:
  Universal Shares...............................................             --     230,450,715       18,452,878
  Institutional Shares...........................................     40,826,735     245,179,214      152,054,483
  Investor Shares................................................     30,115,623              --       76,486,624
NET ASSET VALUE PER SHARE (OFFERING AND REDEMPTION PRICE PER
  SHARE).........................................................  $        1.00   $        1.00   $         1.00
(a) Cost of Investments..........................................  $  71,102,520   $ 476,768,745   $  247,361,832

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1997
--------------------------------------------------------------------------------

                                                                         TREASURY      GOVERNMENT
                                                                           CASH           CASH            CASH
                                                                           FUND           FUND            FUND
                                                                       ------------  ---------------  ------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIOS OF CORE TRUST
 (DELAWARE)
  Interest income....................................................  $  2,597,996   $  27,916,906   $  9,968,439
  Net expenses.......................................................       (72,867)       (700,566)      (266,932)
                                                                       ------------  ---------------  ------------
Net investment income allocated from Portfolios of Core Trust
 (Delaware)..........................................................     2,525,129      27,216,340      9,701,507
                                                                       ------------  ---------------  ------------
EXPENSES:
  Management (Note 3)................................................        24,300         252,810         89,942
  Transfer agent (Note 3)
    Universal Shares.................................................            --         145,679         11,015
    Institutional Shares.............................................        32,593         536,252        123,240
    Investor Shares..................................................        84,369              --        244,861
  Shareholder services (Note 3)
    Institutional Shares.............................................        17,231         389,295         85,650
    Investor Shares..................................................        55,668              --        175,845
  Legal (Note 3).....................................................           980          12,698          4,337
  Audit..............................................................         1,890           8,455          4,699
  Trustees...........................................................         1,008          11,530          3,963
  Distribution--Investor Shares (Note 3).............................        28,718              --        142,750
  Registration.......................................................        20,893          27,932         38,624
  Reporting..........................................................         1,054          17,965          6,504
  Miscellaneous......................................................         1,734          16,971          3,883
                                                                       ------------  ---------------  ------------
Total expenses.......................................................       270,438       1,419,587        935,313
Expenses reimbursed and fees waived (Note 4).........................       (81,564)       (215,330)       (53,036)
                                                                       ------------  ---------------  ------------
Net expenses.........................................................       188,874       1,204,257        882,277
                                                                       ------------  ---------------  ------------
NET INVESTMENT INCOME................................................     2,336,255      26,012,083      8,819,230
                                                                       ------------  ---------------  ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIOS OF
 CORE TRUST (DELAWARE)...............................................         2,441         (27,824)        (8,648)
                                                                       ------------  ---------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................  $  2,338,696   $  25,984,259   $  8,810,582
                                                                       ------------  ---------------  ------------
                                                                       ------------  ---------------  ------------

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1996 AND 1997
--------------------------------------------------------------------------------

                                                                          TREASURY       GOVERNMENT
                                                                            CASH            CASH            CASH
                                                                            FUND            FUND            FUND
                                                                        -------------  ---------------  -------------

NET ASSETS--August 31, 1995...........................................  $  28,530,314  $   369,166,371  $ 104,992,082
                                                                        -------------  ---------------  -------------
OPERATIONS:
  Net investment income...............................................      1,914,180       24,095,466      5,685,345
  Net realized gain (loss) on investments allocated from Portfolios of
    Core Trust (Delaware).............................................          3,474           11,721          6,420
                                                                        -------------  ---------------  -------------
    Net increase (decrease) in net assets resulting from operations...      1,917,654       24,107,187      5,691,765
                                                                        -------------  ---------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................             --      (11,339,957)      (352,288)
  Net investment income--Institutional Shares.........................     (1,822,829)     (12,749,225)    (4,633,913)
  Net investment income--Investor Shares..............................        (91,351)          (6,284)      (699,144)
  Net realized gain on investments--Institutional Shares..............         (6,930)              --             --
  Net realized gain on investments--Investor Shares...................           (332)              --             --
                                                                        -------------  ---------------  -------------
    Total distributions to shareholders...............................     (1,921,442)     (24,095,466)    (5,685,345)
                                                                        -------------  ---------------  -------------
CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares....................................             --    3,821,065,840    475,099,981
  Sale of shares--Institutional Shares................................    740,875,976    2,249,757,121    489,479,393
  Sale of shares--Investor Shares.....................................     22,912,928          500,001    219,952,023
  Reinvestment of distributions--Universal Shares.....................             --        5,401,509        284,455
  Reinvestment of distributions--Institutional Shares.................        285,067        8,492,380      2,092,801
  Reinvestment of distributions--Investor Shares......................         68,620            4,978        574,912
  Redemption of shares--Universal Shares..............................             --   (3,760,033,346)  (498,649,996)
  Redemption of shares--Institutional Shares..........................   (690,427,404)  (2,188,631,902)  (475,637,963)
  Redemption of shares--Investor Shares...............................    (19,001,559)        (111,566)  (192,458,234)
                                                                        -------------  ---------------  -------------
    Net increase (decrease) from capital transactions.................     54,713,628      136,445,015     20,737,372
                                                                        -------------  ---------------  -------------
    Net increase (decrease)...........................................     54,709,840      136,456,736     20,743,792
                                                                        -------------  ---------------  -------------
NET ASSETS--August 31, 1996...........................................     83,240,154      505,623,107    125,735,874
                                                                        -------------  ---------------  -------------
OPERATIONS:
  Net investment income...............................................      2,336,255       26,012,083      8,819,230
  Net realized gain (loss) on investments allocated from Portfolios of
    Core Trust (Delaware).............................................          2,441          (27,824)        (8,648)
                                                                        -------------  ---------------  -------------
    Net increase (decrease) in net assets resulting from operations...      2,338,696       25,984,259      8,810,582
                                                                        -------------  ---------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income--Universal Shares.............................             --      (13,169,327)      (295,284)
  Net investment income--Institutional Shares.........................     (1,812,820)     (12,841,956)    (5,826,021)
  Net investment income--Investor Shares..............................       (523,435)            (800)    (2,697,925)
  Net realized gain on investments--Universal Shares..................             --           (1,239)            --
  Net realized gain on investments--Institutional Shares..............             --           (1,352)            --
  Net realized gain on investments--Investor Shares...................             --               --             --
                                                                        -------------  ---------------  -------------
    Total distributions to shareholders...............................     (2,336,255)     (26,014,674)    (8,819,230)
                                                                        -------------  ---------------  -------------
CAPITAL SHARES TRANSACTIONS (at $1.00 per share):
  Sale of shares--Universal Shares                                                 --    4,703,891,858    793,431,000
  Sale of shares--Institutional Shares................................    616,183,130    2,069,478,692    771,736,564
  Sale of shares--Investor Shares.....................................    119,376,333               --    571,922,876
  Reinvestment of distributions--Universal Shares.....................             --        7,159,556        311,720
  Reinvestment of distributions--Institutional Shares.................        273,560        8,379,532      2,475,428
  Reinvestment of distributions--Investor Shares......................        533,844            1,725      2,834,309
  Redemption of shares--Universal Shares..............................             --   (4,729,611,744)  (778,562,054)
  Redemption of shares--Institutional Shares..........................   (654,886,646)  (2,088,930,438)  (711,898,289)
  Redemption of shares--Investor Shares...............................    (93,774,543)        (395,138)  (531,004,291)
                                                                        -------------  ---------------  -------------
    Net increase (decrease) from capital transactions.................    (12,294,322)     (30,025,957)   121,247,263
                                                                        -------------  ---------------  -------------
    Net increase (decrease)...........................................    (12,291,881)     (30,056,372)   121,238,615
                                                                        -------------  ---------------  -------------
NET ASSETS--August 31, 1997...........................................  $  70,948,273  $   475,566,735  $ 246,974,489
                                                                        -------------  ---------------  -------------
                                                                        -------------  ---------------  -------------

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Following is selected data for a share of each class of each Fund outstanding during the periods indicated.

                                                                                                    RATIOS TO AVERAGE
                                                                                                        NET ASSETS
                                          BEGINNING                DISTRIBUTIONS                 ------------------------
                                          NET ASSET      NET         FROM NET      ENDING NET                     NET
                                          VALUE PER   INVESTMENT    INVESTMENT     ASSET VALUE                INVESTMENT
                                            SHARE       INCOME        INCOME        PER SHARE     EXPENSES      INCOME
                                          ---------   ----------   -------------   -----------   ----------   -----------

TREASURY CASH FUND
Institutional Shares
    Year Ended August 31, 1997..........  $  1.00     $   0.05     ($    0.05)     $ 1.00         0.45%         4.89%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.45%         5.01%
    Year Ended August 31, 1995..........     1.00         0.05          (0.05)       1.00         0.42%         5.18%
    Year Ended August 31, 1994..........     1.00         0.03          (0.03)       1.00         0.42%         3.03%
    Period Ended August 31, 1993 (c)....     1.00           --             --        1.00         0.45%(b)      2.65%(b)
Investor Shares
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.83%         4.55%
    Period Ended August 31, 1996 (c)....     1.00         0.04          (0.04)       1.00         0.83%(b)      4.50%(b)

GOVERNMENT CASH FUND
Universal Shares
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.17%         5.35%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.19%         5.43%
    Year Ended August 31, 1995..........     1.00         0.06          (0.06)       1.00         0.24%         5.46%
    Year Ended August 31, 1994..........     1.00         0.04          (0.04)       1.00         0.28%         3.48%
    Period Ended August 31, 1993 (c)....     1.00         0.03          (0.03)       1.00         0.21%(b)      3.19%(b)
Institutional Shares
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.57%         4.95%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.57%         5.06%
    Year Ended August 31, 1995..........     1.00         0.05          (0.05)       1.00         0.54%         5.39%
    Year Ended August 31, 1994..........     1.00         0.03          (0.03)       1.00         0.56%         3.45%
    Period Ended August 31, 1993 (c)....     1.00           --             --        1.00         0.53%(b)      2.91%(b)

CASH FUND
Universal Shares
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.23%         5.32%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.27%         5.48%
    Year Ended August 31, 1995..........     1.00         0.06          (0.06)       1.00         0.27%         5.59%
    Year Ended August 31, 1994..........     1.00         0.04          (0.04)       1.00         0.27%         3.50%
    Period Ended August 31, 1993 (c)....     1.00         0.03          (0.03)       1.00         0.25%(b)      3.29%(b)
Institutional Shares
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.57%         4.97%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.57%         5.10%
    Year Ended August 31, 1995..........     1.00         0.05          (0.05)       1.00         0.54%         5.33%
    Year Ended August 31, 1994..........     1.00         0.03          (0.03)       1.00         0.54%         3.43%
    Period Ended August 31, 1993 (c)....     1.00           --             --        1.00         0.53%(b)      2.94%(b)
Investor Shares
    Year Ended August 31, 1997..........     1.00         0.05          (0.05)       1.00         0.83%         4.72%
    Year Ended August 31, 1996..........     1.00         0.05          (0.05)       1.00         0.83%         4.68%
    Period Ended August 31, 1995 (c)....     1.00         0.01          (0.01)       1.00         0.84%(b)      5.32%(b)

                                                                     RATIO TO
                                                       NET ASSETS   AVERAGE NET
                                                       AT END OF      ASSETS
                                                         PERIOD     -----------
                                            TOTAL        (000'S        GROSS
                                            RETURN      OMITTED)    EXPENSES(A)
                                          ----------   ----------   -----------
TREASURY CASH FUND
Institutional Shares
    Year Ended August 31, 1997..........   4.98%       $ 40,830       0.66%
    Year Ended August 31, 1996..........   5.15%         79,259       0.69%
    Year Ended August 31, 1995..........   5.28%         28,530       0.86%
    Year Ended August 31, 1994..........   3.11%         41,194       0.74%
    Period Ended August 31, 1993 (c)....   2.81%(b)      39,660       1.09%(b)
Investor Shares
    Year Ended August 31, 1997..........   4.58%         30,118       0.97%
    Period Ended August 31, 1996 (c)....   4.00%          3,980       1.33%(b)
GOVERNMENT CASH FUND
Universal Shares
    Year Ended August 31, 1997..........   5.49%        230,410       0.26%
    Year Ended August 31, 1996..........   5.59%        248,986       0.28%
    Year Ended August 31, 1995..........   5.78%        182,546       0.52%
    Year Ended August 31, 1994..........   3.64%        158,798       0.49%
    Period Ended August 31, 1993 (c)....   3.23%(b)     158,516       0.52%(b)
Institutional Shares
    Year Ended August 31, 1997..........   5.06%        245,157       0.57%
    Year Ended August 31, 1996..........   5.18%        256,244       0.57%
    Year Ended August 31, 1995..........   5.46%        186,620       0.66%
    Year Ended August 31, 1994..........   3.35%         61,738       0.68%
    Period Ended August 31, 1993 (c)....   2.89%(b)      31,483       1.04%(b)
CASH FUND
Universal Shares
    Year Ended August 31, 1997..........   5.43%         18,453       0.47%
    Year Ended August 31, 1996..........   5.53%          3,272       0.43%
    Year Ended August 31, 1995..........   5.75%         26,525       0.56%
    Year Ended August 31, 1994..........   3.69%         22,105       0.55%
    Period Ended August 31, 1993 (c)....   3.36%(b)      47,854       0.62%(b)
Institutional Shares
    Year Ended August 31, 1997..........   5.07%        152,041       0.60%
    Year Ended August 31, 1996..........   5.22%         89,733       0.60%
    Year Ended August 31, 1995..........   5.23%         73,802       0.69%
    Year Ended August 31, 1994..........   3.40%         55,771       0.72%
    Period Ended August 31, 1993 (c)....   2.97%(b)      34,383       1.07%(b)
Investor Shares
    Year Ended August 31, 1997..........   4.81%         76,480       0.85%
    Year Ended August 31, 1996..........   4.95%         32,731       0.96%
    Period Ended August 31, 1995 (c)....   5.14%(b)       4,665       3.76%(b)

(a) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and reimbursements for the Fund and its corresponding Portfolio.

(b) Annualized.

(c) See Note 1 for the date each share class commenced operations.

See Notes to Financial Statements.

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was formed as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares, Universal Shares, Institutional Shares and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding.

Treasury Cash Fund (Institutional Shares)              July 12, 1993
Treasury Cash Fund (Investor Shares)                October 25, 1995
Government Cash Fund (Universal Shares)             October 29, 1992
Government Cash Fund (Institutional Shares)            July 15, 1993
Cash Fund (Universal Shares)                        December 1, 1992
Cash Fund (Institutional Shares)                       July 15, 1993
Cash Fund (Investor Shares)                            June 16, 1995

The Trust previously offered Investor Shares of Government Cash Fund. As of September 17, 1996, there were no Government Cash Fund Investor Shares outstanding.

MASTER FEEDER ARRANGEMENT-Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio of Core Trust (Delaware) ("Core Trust") which has the same investment objective and substantially similar policies as the Fund. Core Trust also is registered as an open-end, management investment company and the portfolios in which the Funds invest, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (the "Portfolios"), are all diversified. The Funds account for their investment in a Portfolio as partnership investments. This is commonly referred to as a master-feeder arrangement. The financial statements of the Portfolios are included elsewhere in this report. Except for Cash Fund, the Funds own substantially all of the interests in their respective Portfolio. The percentage of Cash Portfolio owned by Cash Fund at August 31, 1997, was approximately 95.3%.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION-Each Fund determines its net asset value per share as of 1:00 p.m., Pacific time, on each Fund business day. Each Fund records its investment in the Portfolios at value. Valuation of securities held in the Portfolios is discussed in the Notes to the Financial Statements of Core Trust which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES-Each Fund records daily its prorata share of its Portfolio's income, expenses and realized gain and loss. In addition, the Fund accrues its own expenses.

CLASS SPECIFIC EXPENSES-Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include shareholder service fees, transfer agent fees,

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)
AUGUST 31, 1997
--------------------------------------------------------------------------------
distribution fees and certain other expenses as determined by the Trust's Board of Trustees (the "Board"). Institutional Shares and Investor Shares incur shareholder service fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights.

FEDERAL TAXES-Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of August 31, 1997, certain of the Funds had capital loss carryovers available to offset future capital gains as follows:

Cash Fund (Expires 2003)....................  $  10,851
Cash Fund (Expires 2005)....................      8,527
Government Cash Fund (Expires 2005).........     27,824

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income, if any, are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS-The investment adviser to each Portfolio is Linden Asset Management, Inc. (the "Adviser"). Pursuant to investment advisory agreements with respect to each Portfolio among Core Trust, the Adviser and Forum Advisors, Inc.-Registered Trademark- ("Forum Advisors"), the Adviser may delegate responsibility for portfolio management to Forum Advisors. A Fund may withdraw its investment from a Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so.

MANAGER-The manager of the Trust is Forum Financial Services,
Inc.-Registered Trademark- ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. For its management services and facilities, Forum receives from each Fund a management fee at an annual rate of 0.05% of the average daily net assets of the Fund. In addition, certain legal expenses are charged to the Funds by Forum. For the year ended August 31, 1997, the respective amounts charged to Treasury Cash Fund, Government Cash Fund and Cash Fund were $323, $3,662 and $1,268.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGENTS-The transfer agent and dividend disbursing agent for the Funds is Forum Financial Corp.-Registered Trademark- (the "Transfer Agent"). The Transfer Agent is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of the Funds and 0.05% of the average daily net assets of Universal Shares of each Fund, plus certain account and additional class charges.

The Trust has adopted a shareholder service plan with respect to Institutional Shares and Investor Shares under which the Trust pays Forum a shareholder servicing fee at an annual rate of 0.15% of the average daily net assets of Institutional Shares and Investor Shares of each Fund. Forum may pay any or all amounts of these payments to various institutions which provide shareholder servicing to their customers who hold Institutional Shares or Investor Shares.

DISTRIBUTOR-Forum acts as each Fund's distributor pursuant to a separate distribution agreement with the Trust. The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Act with respect to Investor Shares under which the Trust pays Forum a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. Forum may pay any or all amounts of these

MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)
AUGUST 31, 1997
--------------------------------------------------------------------------------
payments to various institutions which provide distribution or shareholder services for Investor Shares. The Plan obligates the Funds to pay Forum as compensation for Forum's distributions and shareholder services and not as reimbursement for certain expenses incurred.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Forum and the Transfer Agent have voluntarily waived a portion of their fees, and Forum has assumed certain expenses of the Funds. For the year ended August 31, 1997, fees waived and expenses reimbursed were as follows:

                                                    MANAGEMENT    TRANSFER    SHAREHOLDER  REIMBURSED
                                                       FEE        AGENT FEE   SERVICE FEE   EXPENSES      TOTAL
                                                   ------------  -----------  -----------  -----------  ----------
Treasury Cash Fund
  Institutional Shares                              $   18,556    $  22,400    $  22,277    $   5,317   $   68,550
  Investor Shares                                        5,744            2        2,875        4,393       13,014
Government Cash Fund
  Universal Shares                                     123,045       89,267           --        3,018      215,330
  Institutional Shares                                      --           --           --           --           --
Cash Fund
  Universal Shares                                       2,777        7,247           --        2,870       12,894
  Institutional Shares                                     116            7       29,315           --       29,438
  Investor Shares                                           --           --       10,704           --       10,704

--------------------------

SUPPLEMENTARY INFORMATION

DISTRIBUTIONS (UNAUDITED)

During the fiscal year ended August 31, 1997, Government Cash Fund distributed $2,591 in long term capital gain to shareholders.

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The following matter was submitted to a vote of shareholders of each Fund at a special meeting of shareholders held December 27, 1996: To authorize the Trust, on behalf of the Funds, to vote at a meeting of the interestholders of Core Trust (Delaware) to approve an amendment to the Investment Advisory Agreement between Core Trust (Delaware) and Linden Asset Management, Inc. to increase the investment advisory fee with respect to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio. Votes were cast as follows: Treasury Cash Fund--12,693,830 For; 546,054 Against; 0 Abstained; Government Cash Fund--195,861,387 For; 40,639,951 Against; 41,946,637 Abstained; and Cash
Fund--57,837,208 For; 45,980,925 Against; 142,400 Abstained.

                             CORE TRUST (DELAWARE)

                                 ANNUAL REPORT

                                AUGUST 31, 1997

                            Treasury Cash Portfolio
                           Government Cash Portfolio
                                 Cash Portfolio

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Interestholders
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio, series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 1997, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio as of August 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Boston, Massachusetts
October 3, 1997

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

TREASURY CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

    FACE                  SECURITY
   AMOUNT               DESCRIPTION               VALUE
------------   ------------------------------  -----------
U.S. TREASURY BILLS (A) (73.0%)
$15,000,000    4.97%, 9/4/97.................  $14,995,858
 22,000,000    5.18%, 9/18/97................   21,948,876
 15,000,000    5.04%, 9/25/97................   14,951,700
                                               -----------
                   Total U.S. Treasury Bills    51,896,434
                                               -----------
                            REPURCHASE AGREEMENTS (27.0%)
 10,000,000    Nomura Securities, 5.53%,
                 9/2/97, to be repurchased at
                 $10,006,144; Collateralized
                 by $10,000,000 U.S. Treasury
                 Note, 5.88%, 10/31/98.......   10,000,000
  9,200,000    Smith Barney, 5.50%, 9/2/97,
                 to be repurchased at
                 $9,205,622; Collateralized
                 by $9,210,000 U.S. Treasury
                 Bond, 6.75%, 8/15/25........    9,200,000
                                               -----------
                 Total Repurchase Agreements    19,200,000
                                               -----------
                  Total Investments (100.0%)   $71,096,434
                                               -----------
                                               -----------

(A) Annualized yields at time of purchase.

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

GOVERNMENT CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

    FACE                  SECURITY
   AMOUNT               DESCRIPTION               VALUE
------------   ------------------------------  ------------
U.S. GOVERNMENT SECURITIES (64.2%)
                        FEDERAL FARM CREDIT BANK (B)(3.8%)
$18,000,000    5.51%, 4/1/99.................  $ 18,000,000
                         FEDERAL HOME LOAN BANK (A) (3.2%)
 15,000,000    5.42%, 9/12/97................    14,977,416
          FEDERAL NATIONAL MORTGAGE ASSOCIATION (A)(25.0%)
 38,590,000    5.45%, 9/12/97................    38,531,633
 67,000,000    5.45%, 9/15/97................    66,868,153
 13,565,000    5.45%, 9/29/97................    13,509,604
                                               ------------
 Total Federal National Mortgage Association    118,909,390
                                               ------------
                  SMALL BUSINESS ADMINISTRATION (B)(12.7%)
    396,208    Pool# 500545, 8.38%,
                 3/25/03.....................       398,567
    400,744    Pool# 500746, 7.75%,
                 11/25/01....................       400,744
  1,316,936    Pool# 501077, 7.00%,
                 11/25/14....................     1,329,259
  2,537,728    Pool# 501308, 7.00%,
                 10/25/15....................     2,596,521
  3,474,044    Pool# 501543, 6.88%,
                 7/25/16.....................     3,489,518
    476,870    Pool# 501628, 8.38%,
                 9/25/04.....................       476,870
  1,496,499    Pool# 501690, 6.63%,
                 12/25/16....................     1,508,193
  1,977,024    Pool# 501898, 6.75%,
                 7/25/17.....................     1,986,144
  7,425,344    Pool# 502150, 6.50%,
                 2/25/18.....................     7,545,123
    720,884    Pool# 502161, 6.50%,
                 2/25/18.....................       727,425
  4,234,179    Pool# 502208, 6.50%,
                 2/25/18.....................     4,304,032
  2,285,160    Pool# 502306, 6.50%,
                 2/25/18.....................     2,322,533
  3,240,455    Pool# 502613, 6.50%,
                 4/25/19.....................     3,240,455
  1,228,725    Pool# 503058, 6.38%,
                 7/25/15.....................     1,228,725
  1,796,427    Pool# 503082, 6.38%,
                 8/25/20.....................     1,796,427
  2,422,208    Pool# 503120, 6.38%,
                 11/25/20....................     2,422,208
    476,247    Pool# 503121, 6.38%,
                 8/25/15.....................       476,247
  3,020,638    Pool# 503232, 6.13%,
                 12/25/15....................     3,020,638
  1,239,839    Pool# 503278, 6.13%,
                 2/25/21.....................     1,239,814
  2,956,148    Pool# 503431, 6.25%,
                 7/25/21.....................     2,957,922
  3,683,718    Pool# 503461, 6.25%,
                 9/25/21.....................     3,685,951
  3,482,960    Pool# 503472, 6.25%,
                 8/25/21.....................     3,485,060
  1,230,514    Pool# 503553, 6.13%,
                 11/25/21....................     1,227,449
  5,131,030    Pool# 503671, 6.13%,
                 3/25/22.....................     5,131,030
  1,994,249    Pool# 503754, 6.13%,
                 5/25/22.....................     1,994,249
  1,216,575    Pool# 503780, 6.13%,
                 3/25/22.....................     1,218,090
                                               ------------
         Total Small Business Administration     60,209,194
                                               ------------
              STUDENT LOAN MARKETING ASSOCIATION (B)(4.8%)
  8,000,000    5.41%, 8/20/98................     8,000,000
 10,000,000    5.41%, 11/10/98...............    10,000,000
  5,000,000    5.43%, 1/13/99................     5,000,000
                                               ------------
    Total Student Loan Marketing Association     23,000,000
                                               ------------

    FACE                  SECURITY
   AMOUNT               DESCRIPTION               VALUE
------------   ------------------------------  ------------
        STUDENT LOAN MARKETING ASSOCIATION--DISCOUNT NOTES
                                                (A)(14.7%)
$70,000,000    5.44%, 9/2/97.................  $ 70,000,000
                                               ------------
            Total U.S. Government Securities    305,096,000
                                               ------------
                             REPURCHASE AGREEMENTS (35.8%)
 45,000,000    Bear, Stearns & Co., Inc.,
                 5.63%, 9/2/97, to be
                 repurchased at $45,028,150;
                 Collateralized by
                 $66,130,386 FHLMC--GNMA 7
                 PO, 0%, 6/17/27.............    45,000,000
 15,000,000    Nomura Securities, 5.58%,
                 9/2/97, to be repurchased at
                 $15,009,300; Collateralized
                 by $37,095,000 FNMA 251 PO,
                 0%, 11/1/23.................    15,000,000
 45,150,000    Nomura Securities, 5.61%,
                 9/2/97, to be repurchased at
                 $45,178,144; Collateralized
                 by $61,305,000 FNMA 281 PO,
                 0%, 11/1/26.................    45,150,000
 65,000,000    Smith Barney, 5.59%, 9/2/97,
                 to be repurchased at
                 $65,070,651; Collateralized
                 by $50,000,000 FHLMC 184 PO,
                 0%, 5/1/27; $8,700,000 FHLMC
                 1695 AC, 6.09%, 1/15/24;
                 $27,500,000 FNMA 1992-197 A,
                 6.50%, 7/25/18..............    65,000,000
                                               ------------
                 Total Repurchase Agreements    170,150,000
                                               ------------
                  Total Investments (100.0%)   $475,246,000
                                               ------------
                                               ------------

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 1997.

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

GNMA--Government National Mortgage Association

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

CASH PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

    FACE                  SECURITY
   AMOUNT               DESCRIPTION               VALUE
------------   ------------------------------  ------------
U.S. GOVERNMENT SECURITIES (45.8%)
                      FEDERAL FARM CREDIT BANK (A) (14.6%)
$38,000,000    5.44%, 9/3/97.................  $ 37,994,258
                                               ------------
                  SMALL BUSINESS ADMINISTRATION (B) (8.0%)
    359,486    Pool# 500536, 7.50%,
                 5/25/13.....................       365,858
    637,976    Pool# 500730, 8.38%,
                 2/25/04.....................       652,365
      8,414    Pool# 500737, 7.75%,
                 12/25/97....................         8,414
     46,995    Pool# 501256, 7.45%,
                 7/25/98.....................        46,995
  1,533,813    Pool# 501733, 6.50%,
                 2/25/17.....................     1,558,776
  1,592,429    Pool# 501989, 6.63%,
                 10/25/12....................     1,602,943
    435,494    Pool# 502914, 6.50%,
                 3/25/15.....................       435,969
  1,904,988    Pool# 503121, 6.38%,
                 9/25/15.....................     1,904,988
  5,678,187    Pool# 503429, 6.25%,
                 6/25/16.....................     5,678,187
    920,929    Pool# 503461, 6.25%,
                 9/25/21.....................       921,495
  4,533,406    Pool# 503553, 6.13%,
                 11/25/21....................     4,521,251
  2,991,374    Pool# 503754, 6.13%,
                 5/25/22.....................     2,991,374
                                               ------------
         Total Small Business Administration     20,688,615
                                               ------------
              STUDENT LOAN MARKETING ASSOCIATION (B)(3.1%)
  6,000,000    5.61%, 1/21/98................     6,000,000
  2,000,000    5.60%, 2/17/98................     2,000,000
                                               ------------
          Student Loan Marketing Association      8,000,000
STUDENT LOAN MARKETING ASSOCIATION DISCOUNT NOTES(A)(20.1%)
 52,000,000    5.44%, 9/2/97.................    52,000,000
                                               ------------
            Total U.S. Government Securities    118,682,873
                                               ------------
                                      BANK NOTES (B)(3.1%)
  7,998,304    Bankers Trust New York Corp.,
                 5.66%, 7/21/98..............     7,998,304
                                               ------------
                                COMMERCIAL PAPER (A)(8.9%)
  5,000,000    American Express Credit Corp.,
                 5.54%, 9/17/97..............     4,988,458
  8,000,000    Ford Motor Credit Corp.,
                 5.54%, 9/17/97..............     7,981,533
 10,000,000    General Electric Capital
                 Corp., 5.52%, 10/7/97.......     9,946,333
                                               ------------
                      Total Commercial Paper     22,916,324
                                               ------------
                                    CORPORATE NOTES (8.1%)
  6,000,000    Bank of America N.A., 5.65%
                 V/R, 4/16/98................     6,000,000

    FACE                  SECURITY
   AMOUNT               DESCRIPTION               VALUE
------------   ------------------------------  ------------
                               CORPORATE NOTES, CONTINUED:

$ 5,000,000    Bear, Stearns & Co., Inc.,
                 5.63% V/R, 1/6/98...........  $  5,000,000
  5,000,000    Merrill Lynch & Co., Inc.,
                 5.61% V/R, 3/4/98...........     4,999,885
  5,000,000    Merrill Lynch & Co., Inc.,
                 5.68% V/R, 7/24/98..........     5,000,000
                                               ------------
                       Total Corporate Notes     20,999,885
                                               ------------
                             REPURCHASE AGREEMENTS (34.1%)
 25,000,000    Bear, Stearns & Co., Inc.,
                 5.63%, 9/2/97, to be
                 repurchased at $25,015,639;
                 Collateralized by
                 $36,860,000 FHLMC - GNMA
                 7 PO, 0%, 6/17/27...........    25,000,000
 28,310,000    Nomura Securities, 5.61%,
                 9/2/97, to be repurchased at
                 $28,327,647; Collateralized
                 by $38,440,000 FNMA 281 PO,
                 0%, 11/1/26.................    28,310,000
 35,000,000    Smith Barney, 5.59%, 9/2/97,
                 to be repurchased at
                 $35,038,043; Collateralized
                 by $50,000,000 FHLMC 183 IO,
                 7.00%, 4/1/27; $25,000,000
                 FHLMC 1611 G, 6.19%,
                 5/15/21; $15,000,000 FNMA
                 1993-172 F, 6.03%,
                 9/25/00.....................    35,000,000
                                               ------------
                 Total Repurchase Agreements     88,310,000
                                               ------------
                  Total Investments (100.0%)   $258,907,386
                                               ------------
                                               ------------

(A) Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on August 31, 1997.

FHLMC--Federal Home Loan Mortgage Corporation

FNMA--Federal National Mortgage Association

GNMA--Government National Mortgage Association

V/R --Variable Rate

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1997
--------------------------------------------------------------------------------

                                                                     TREASURY       GOVERNMENT
                                                                       CASH            CASH             CASH
                                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   -------------  ---------------  --------------
ASSETS:
  Investments: (Note 2)
    Investments at amortized cost................................  $  51,896,434   $ 305,096,000   $  170,597,386
    Repurchase agreements at cost................................     19,200,000     170,150,000       88,310,000
                                                                   -------------  ---------------  --------------
      Total investments at value.................................     71,096,434     475,246,000      258,907,386
  Cash...........................................................         17,471          34,002           33,236
  Interest and other receivables.................................          1,459       1,572,436          579,311
  Organization costs, net of amortization (Note 2)...............            718          13,169            3,562
                                                                   -------------  ---------------  --------------
Total Assets.....................................................     71,116,082     476,865,607      259,523,495
                                                                   -------------  ---------------  --------------
LIABILITIES:
  Payable to adviser (Note 3)....................................          2,401          16,970            8,218
  Payable to other related parties (Note 3)......................          4,490          30,672            6,996
  Accrued expenses...............................................          6,671          49,220           17,270
                                                                   -------------  ---------------  --------------
Total Liabilities................................................         13,562          96,862           32,484
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  71,102,520   $ 476,768,745   $  259,491,011
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------
COMPONENTS OF NET ASSETS:
  Investors' capital.............................................  $  71,102,520   $ 476,768,745   $  259,491,011
                                                                   -------------  ---------------  --------------
NET ASSETS.......................................................  $  71,102,520   $ 476,768,745   $  259,491,011
                                                                   -------------  ---------------  --------------
                                                                   -------------  ---------------  --------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1997
--------------------------------------------------------------------------------

                                                                       TREASURY      GOVERNMENT
                                                                         CASH           CASH            CASH
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                     ------------  ---------------  -------------
INVESTMENT INCOME:
  Interest income..................................................   $2,597,996    $  27,916,906   $  10,383,977
                                                                     ------------  ---------------  -------------
EXPENSES:
  Investment advisory (Note 3).....................................       19,083          196,857          72,872
  Administration (Note 3)..........................................       24,287          252,821          92,652
  Custody..........................................................       12,143          126,410          46,326
  Accounting (Note 3)..............................................       24,279           48,000          48,000
  Legal (Note 3)...................................................        1,217           13,307           4,723
  Audit............................................................        3,664           25,895          12,541
  Trustees.........................................................          754            4,888           1,919
  Miscellaneous....................................................        1,786           32,388           6,572
                                                                     ------------  ---------------  -------------
Total expenses.....................................................       87,213          700,566         285,605
Fees waived (Note 4)...............................................      (14,346)              --          (7,621)
                                                                     ------------  ---------------  -------------
Net expenses.......................................................       72,867          700,566         277,984
                                                                     ------------  ---------------  -------------
NET INVESTMENT INCOME..............................................    2,525,129       27,216,340      10,105,993
                                                                     ------------  ---------------  -------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS SOLD.......................        2,441          (27,824)         (8,648)
                                                                     ------------  ---------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............   $2,527,570    $  27,188,516   $  10,097,345
                                                                     ------------  ---------------  -------------
                                                                     ------------  ---------------  -------------

See Notes to Financial Statements.

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1996 AND 1997
--------------------------------------------------------------------------------

                                                                 TREASURY         GOVERNMENT
                                                                   CASH              CASH              CASH
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                              ---------------  -----------------  ---------------
NET ASSETS--September 1, 1995...............................  $            --  $              --  $            --
                                                              ---------------  -----------------  ---------------
OPERATIONS:
  Net investment income.....................................        2,035,977         25,307,996        6,173,705
  Net realized gain (loss) on investments sold..............            3,474             11,721            6,420
                                                              ---------------  -----------------  ---------------
    Net increase (decrease) in net assets resulting from
      operations............................................        2,039,451         25,319,717        6,180,125
                                                              ---------------  -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions.............................................      338,723,762      1,854,582,628      466,894,348
  Withdrawals...............................................     (257,291,547)    (1,371,802,551)    (346,791,550)
                                                              ---------------  -----------------  ---------------
    Net transactions in investors' beneficial interests.....       81,432,215        482,780,077      120,102,798
                                                              ---------------  -----------------  ---------------
    Net increase (decrease).................................       83,471,666        508,099,794      126,282,923
                                                              ---------------  -----------------  ---------------
NET ASSETS--August 31, 1996                                        83,471,666        508,099,794      126,282,923
                                                              ---------------  -----------------  ---------------
OPERATIONS:
  Net investment income.....................................        2,525,129         27,216,340       10,105,993
  Net realized gain (loss) on investments sold..............            2,441            (27,824)          (8,648)
                                                              ---------------  -----------------  ---------------
    Net increase (decrease) in net assets resulting from
      operations............................................        2,527,570         27,188,516       10,097,345
                                                              ---------------  -----------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions.............................................      292,088,302      1,552,918,166      633,698,622
  Withdrawals...............................................     (306,985,018)    (1,611,437,731)    (510,587,879)
                                                              ---------------  -----------------  ---------------
    Net transactions in investors' beneficial interests.....      (14,896,716)       (58,519,565)     123,110,743
                                                              ---------------  -----------------  ---------------
    Net increase (decrease).................................      (12,369,146)       (31,331,049)     133,208,088
                                                              ---------------  -----------------  ---------------
NET ASSETS--August 31, 1997.................................  $    71,102,520  $     476,768,745  $   259,491,011
                                                              ---------------  -----------------  ---------------
                                                              ---------------  -----------------  ---------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was formed as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has seventeen separate investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio" and collectively the "Portfolios"), each of which is diversified. The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end, management investment companies.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Portfolios' financial statements are prepared in accordance with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Portfolios:

PORTFOLIO VALUATION-Core Trust determines the net asset value per share of each Portfolio as of 1:00 p.m., Pacific time, on each Portfolio business day utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS-The Portfolios may invest in repurchase agreements. Each Portfolio, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price plus accrued interest. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, the Portfolio may have difficulties with the disposition of such securities.

ORGANIZATIONAL COSTS-The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations. These costs were paid by Forum Financial Corp. and were reimbursed by the Portfolios.

FEDERAL TAXES-The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain, as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of a Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain has been distributed by the Portfolio.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Securities transactions are recorded on a trade date basis, interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost. The cost basis of investments for federal income tax purposes at August 31, 1997 is the same as for financial accounting purposes.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS-The investment adviser to each Portfolio is Linden Asset Management, Inc. (the "Adviser"). Effective January 1, 1997, pursuant to investment advisory agreements with respect to each Portfolio, the Adviser receives from each Portfolio an advisory fee based upon the total average daily net

CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)
AUGUST 31, 1997
--------------------------------------------------------------------------------
assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis as follows: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. The minimum total annual advisory fee is $50,000.

Prior to January 1, 1997, the Adviser received from each Portfolio an advisory fee based upon Total Portfolio Assets that was calculated on a cumulative basis as follows: 0.05% for the first $200 million of Total Portfolio Assets, 0.03% of the next $300 million of Total Portfolio Assets and 0.02% of the remaining Total Portfolio Assets.

Pursuant to investment advisory agreements with respect to each Portfolio among Core Trust, the Adviser and Forum Advisors, Inc.-Registered Trademark- ("Forum Advisors"), the Adviser may delegate responsibility for portfolio management to Forum Advisors. To the extent the Adviser has so delegated its responsibilities, the Adviser pays its advisory fee to Forum Advisors.

ADMINISTRATOR-The administrator of each Portfolio is Forum Financial Services, Inc.-Registered Trademark- ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. For its administrative services and facilities, Forum receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of the Portfolio. In addition, certain legal expenses are charged to the Funds by Forum. For the year ended August 31, 1997, the respective amounts charged to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio were $380, $3,953 and $1,354.

OTHER SERVICE PROVIDERS-The interestholder record keeper and fund accountant of the Portfolios is Forum Accounting Services, Limited Liability Company ("FAS"). FAS is paid an annual accounting fee of the lesser of 0.05% of the average daily net assets of the Portfolio on an annualized basis or $48,000, plus certain additional charges for each interestholder in the Portfolio.

PLACEMENT AGENT-Forum acts as Core Trust's placement agent pursuant to a separate agreement with Core Trust and receives no compensation for these services.

NOTE 4. WAIVER OF FEES

Forum has voluntarily waived a portion of its fees. For the year ended August 31, 1997, Forum waived administration fees for Treasury Cash Portfolio and Cash Portfolio in the amount of $14,346 and $7,621, respectively.

NOTE 5. INCOME AND EXPENSE RATIOS

Portfolio income and expense ratios for the years ended August 31, 1996 and 1997 are presented below. During the period, various fees were waived. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers.

                                                                                      RATIOS TO AVERAGE NET ASSETS
                                                                                  -------------------------------------
                                                                                                   NET
                                                                                               INVESTMENT      GROSS
                                                                                   EXPENSES      INCOME      EXPENSES
                                                                                  -----------  -----------  -----------
Treasury Cash Portfolio
  Year Ended August 31, 1997....................................................       0.15%        5.20%        0.18%
  Year Ended August 31, 1996....................................................       0.15%        5.30%        0.20%
Government Cash Portfolio
  Year Ended August 31, 1997....................................................       0.14%        5.38%        0.14%
  Year Ended August 31, 1996....................................................       0.14%        5.49%        0.14%
Cash Portfolio
  Year Ended August 31, 1997....................................................       0.15%        5.45%        0.15%
  Year Ended August 31, 1996....................................................       0.15%        5.50%        0.16%

                                                           CORE TRUST (DELAWARE)
--------------------------------------------------------------------------------

SUPPLEMENTARY INFORMATION
AUGUST 31, 1997
--------------------------------------------------------------------------------

SPECIAL MEETING OF INTERESTHOLDERS (unaudited)

The following matter was submitted to a vote of interestholders of each Portfolio at a special meeting held December 27, 1996: To approve an amendment to the Investment Advisory Agreement between Core Trust (Delaware) and Linden Asset Management, Inc. to increase the investment advisory fee with respect to the Portfolios. Interests in each of the Portfolios were voted as follows:
Treasury Cash Portfolio--95.88% For; 4.12% Against; 0% Abstained; Government Cash Portfolio--70.34% For; 29.66% Against; 0% Abstained; and Cash Portfolio--58.63% For; 41.37% Against; 0% Abstained.